Organization and Basis of Presentation (Details)	6 Months Ended
	Jun. 30, 2012	Apr. 26, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Initial public offering date	Apr. 26, 2011
Common units sold to the public in initial public offering (units)		14,950,000
Business Acquisition
Percent of trade payables outstanding	10.00%
Percent of trade receivables outstanding	0.00%
Days outstanding for trade receivables and payables (days)	90 days
Martinez Marine Terminal Acquisition
Business Acquisition
Effective date of Acquisition	Apr. 01, 2012
Long Beach Assets Acquisition
Business Acquisition
Effective date of Acquisition	Sep. 14, 2012